Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (48)		$ (72)
Adjustments to reconcile net loss to net cash provided by (used for) operations:
Depreciation	31		79
Intangible amortization expense	153		316
Noncash lease expense	11		25
Financing fee and premium amortization	(2)		(2)
Share-based compensation expense	67		181
(Gain) loss from change in fair value of financial instruments	65		(38)
(Gain) Loss from change in fair value of tax receivable agreement	(37)		(41)
Release of unrecognized tax provision			(31)
Deferred tax expense (benefit)	(1)		26
Other	11		1
Change in assets and liabilities:
Receivables	(28)		(136)
Accounts payable and accrued liabilities	56		72
Other assets and liabilities	(222)		(94)
Cash provided by (used for) operating activities	57		286
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(1,793)		(87)
Capital expenditures	(59)		(148)
Cash used for investing activities	(1,852)		(235)
Cash flows from financing activities
Net increase (decrease) in fiduciary liabilities	266		229
Distributions of equity	(1)
Borrowings from banks	627		104
Financing fees	(8)		(3)
Repayments to banks	(120)		(141)
Principal payments on finance lease obligations	(14)		(30)
Tax payment for shares/units withheld in lieu of taxes	(11)		(8)
Deferred and contingent consideration payments	(2)		(85)
FTAC share redemptions	(142)
Proceeds related to FTAC investors	1,813
Repurchase of shares			(12)
Other financing activities	(8)
Cash provided by (used for) financing activities	2,400		54
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11		2
Net increase (decrease) in cash, cash equivalents and restricted cash	616		107
Cash, cash equivalents and restricted cash at beginning of period	1,036		1,652
Cash, cash equivalents and restricted cash at end of period	1,652	$ 1,036	1,759
Supplemental disclosures:
Interest paid	64		126
Income taxes paid	8		17
Supplemental disclosure of non-cash financing activities:
Fixed asset additions acquired through finance leases	2		9
Right of use asset additions acquired through operating leases	2		$ 11
Alight Holdings
Cash flows from operating activities
Net loss		(25)		$ (103)
Adjustments to reconcile net loss to net cash provided by (used for) operations:
Depreciation		49		91
Intangible amortization expense		100		200
Noncash lease expense		10		30
Financing fee and premium amortization		9		20
Share-based compensation expense		5		5
Release of unrecognized tax provision		(1)
Deferred tax expense (benefit)		(1)
Other		1		11
Change in assets and liabilities:
Receivables		51		133
Accounts payable and accrued liabilities		(45)		(11)
Other assets and liabilities		(97)		(143)
Cash provided by (used for) operating activities		58		233
Cash flows from investing activities
Acquisition of businesses, net of cash acquired				(52)
Capital expenditures		(55)		(90)
Cash used for investing activities		(55)		(142)
Cash flows from financing activities
Net increase (decrease) in fiduciary liabilities		(15)		263
Borrowings from banks		110		779
Financing fees				(23)
Repayments to banks		(124)		(495)
Principal payments on finance lease obligations		(17)		(24)
Tax payment for shares/units withheld in lieu of taxes		(1)
Deferred and contingent consideration payments		(1)
Other financing activities		(16)		(37)
Cash provided by (used for) financing activities		(64)		463
Effect of exchange rate changes on cash, cash equivalents and restricted cash				(3)
Net increase (decrease) in cash, cash equivalents and restricted cash		(61)		551
Cash, cash equivalents and restricted cash at beginning of period	$ 1,475	1,536		985
Cash, cash equivalents and restricted cash at end of period		1,475		1,536
Supplemental disclosures:
Interest paid		112		210
Income taxes paid		5		19
Supplemental disclosure of non-cash financing activities:
Fixed asset additions acquired through finance leases		2		62
Right of use asset additions acquired through operating leases		$ 10		26
Non-cash fixed asset additions				$ 26